Note 17 - Deferred Income Tax and Social Contribution - Deferred Income Tax and Social Contribution by Type of Temporary Difference (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Gross deferred tax assets	R$ 4,076.1	R$ 3,208.6
Gross deferred tax liabilities	(4,483.2)	(3,258.5)
Net deferred tax assets / (liabilities)	(407.1)	(49.9)	R$ (61.5)
Netting by taxable entity, deferred tax assets	(2,058.6)	(929.3)
Netting by taxable entity, deferred tax liabilities	2,058.6	929.3
Net deferred tax assets	2,017.5	2,279.3
Net deferred tax liabilities	(2,424.6)	(2,329.2)
Temporary differences, investment securities [member]
Statement Line Items [Line Items]
Gross deferred tax assets	10.0	39.0
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	10.0	39.0
Temporary differences, intangible assets [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(1,031.1)	(719.5)
Net deferred tax assets / (liabilities)	(1,031.1)	(719.5)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Gross deferred tax assets	614.8	631.1
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	614.8	631.1
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Gross deferred tax assets	1,807.8	1,382.4
Gross deferred tax liabilities	(271.9)	(314.2)
Net deferred tax assets / (liabilities)	1,535.9	1,068.2
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Gross deferred tax assets	41.3	52.3
Gross deferred tax liabilities	(2.3)
Net deferred tax assets / (liabilities)	39.0	52.3
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Gross deferred tax assets	18.7	6.8
Gross deferred tax liabilities	(304.2)	(5.8)
Net deferred tax assets / (liabilities)	(285.5)	1.0
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Gross deferred tax assets	2.5
Gross deferred tax liabilities	(78.5)
Net deferred tax assets / (liabilities)	(76.0)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Gross deferred tax assets	266.7	248.7
Gross deferred tax liabilities	(44.8)	(18.1)
Net deferred tax assets / (liabilities)	221.9	230.6
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Gross deferred tax assets	109.6
Gross deferred tax liabilities	(1,386.4)	(920.5)
Net deferred tax assets / (liabilities)	(1,276.8)	(920.5)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(863.8)	(788.6)
Net deferred tax assets / (liabilities)	(863.8)	(788.6)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Gross deferred tax assets
Gross deferred tax liabilities	(421.6)	(421.6)
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Unused tax losses [member]
Statement Line Items [Line Items]
Gross deferred tax assets	791.0	501.0
Gross deferred tax liabilities
Net deferred tax assets / (liabilities)	791.0	501.0
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Gross deferred tax assets	363.1	347.3
Gross deferred tax liabilities	(24.0)	(39.7)
Net deferred tax assets / (liabilities)	339.1	307.6
Temporary differences, other items [member]
Statement Line Items [Line Items]
Gross deferred tax assets	50.6
Gross deferred tax liabilities	(54.6)	(30.5)
Net deferred tax assets / (liabilities)	R$ (4.0)	R$ (30.5)